UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Quarter Ended: June 30, 1999

Check here if Amendment [ ]; Amendment Number:
     This Amendment (check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Trinity I Fund, L.P.
Address:  201 Main Street, Suite 3200
          Fort Worth, Texas  76102

Form 13F File Number:  28-6040

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information and contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Report Manager:

Name:     W.R. Cotham
Title:    Vice   President   of   General   Partner   of   General    Partner
Phone:    817/390-8400



Signature, Place, and Date of Signing:

     /s/ W.R. Cotham          Fort Worth, Texas   August 12, 1999

Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total:  27

Form 13F Information Table Value Total: $ 750,143 (thousands)


List of Other Included Managers:
NONE
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

                           FORM 13F INFORMATION TABLE
                 TITLE               VALUE    SHARES/  SH/  PUT/   INVSTMNT   OTHR       VOTING AUTHORITY
                   OF
NAME OF ISSUER   CLASS    CUSIP     (X$1000)  PRN AMT  PRN  CLL    DISCRETN   MGRS     SOLE    SHRD    NONE

Blount Intl Inc.  Cl A  095177101      75070  2761200   SH           Sole             2761200
CML Group Inc.    COM   125820100         67  3033100   SH           Sole             3033100
Columbia     HCA  COM   197677107      34303  1503700   SH           Sole             1503700
Healthcare
Crawford & Co.    Cl B  224633107      11405   701872   SH           Sole              701872
Crawford & Co.    Cl A  224633206      10569   782859   SH           Sole              782859
First     Sierra  COM   335944104      40728  1629100   SH           Sole             1629100
Financial Inc.
Freeport McMoran  Cl A  35671D105      25735  1536400   SH           Sole             1536400
Cooper and Gold
Freeport McMoran  Cl B  35671D857       6816   380000   SH           Sole              380000
Cooper and Gold
Harnischfeger     COM   413345109       5748  2873950   SH           Sole             2873950
Industries
Hawthorne         COM   420542102       5808   357400   SH           Sole              357400
Financial Corp
Household         COM   441815107      31502   664946   SH           Sole              664946
International
Inc.
Interstate        COM   46072H108      44875  2000000   SH           Sole             2000000
Bakeries
Corporation
Kirby Corp.       COM   497266106      59824  2823532   SH           Sole             2823532
Lifepoint         COM   53219L109        830    61773   SH           Sole               61773
Hospitals
Lindsay MFG Co.   COM   535555106      36837  2097462   SH           Sole             2097462
Longview   Fibre  COM   543213102      10519   673200   SH           Sole              673200
Co.
Meditrust Corp.  Paired 58501T306      39067  2990809   SH           Sole             2990809
                  Ctf
Rohn Industries   COM   775381106       5027  3656200   SH           Sole             3656200
S  &  P  Deposit  Dep   78462F103      45881   334900   SH           Sole              334900
Receipts          Rec
Triad Hospitals   COM   89579K109        834    61773   SH           Sole               61773
UCAR              COM   90262K109      70869  2806700   SH           Sole             2806700
International
Inc.
US    Industries  COM   912080108      35941  2114200   SH           Sole             2114200
Inc.
Weatherford       COM   947074100      21059   575000   SH           Sole              575000
International
Wolverine   Tube  COM   978093102      40936  1629300   SH           Sole             1629300
Inc.
Wiley   John   &  Cl A  968223206      14985   850200   SH           Sole              850200
Sons Inc.
Wiley   John   &  Cl B  968223305        149     8000   SH           Sole                8000
Sons Inc.
XTRA Corp.        COM   984138107      74759  1627400   SH           Sole             1627400

